Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment, furniture, fixtures	3-5 years
Motor vehicles	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of Disaggregation of revenue
	As of June 30,
	2018	2019	2020
	RMB	RMB	RMB

Wealth management	140,403	193,082	106,444
Distribution commissions	126,843	146,207	99,600
-- One time commissions	125,866	120,509	69,196
-- Over period commissions	977	25,698	30,404
Performance-based distribution fees	13,560	46,875	6,844
Corporate financing	13,710	6,271	6
Asset management	103	2,767	23,033
Management fees	103	2,767	6,393
Performance-based fees	-	-	16,640
Information technology and others	11,595	1,111	-
Total	165,811	203,231	129,483